Cover	May 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 22, 2026
Entity File Number	000-31267
Entity Registrant Name	TAP Real Estate Technologies, Inc.
Entity Central Index Key	0001119190
Entity Tax Identification Number	27-1296318
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	101 W. Broadway
Entity Address, Address Line Two	Suite 1450
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92101
City Area Code	(786)
Local Phone Number	738-9012
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001
Trading Symbol	RWAX
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false